Average Annual Total Returns (500 Index Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series I, 500 Index Trust
Average Annual Total Returns
One Year	14.58%
Five Year	1.81%
Ten Year	0.89%
Date of Inception	May 01, 2000
Series II, 500 Index Trust
Average Annual Total Returns
One Year	14.28%
Five Year	1.60%
Ten Year	0.72%
Date of Inception	Jan. 28, 2002
Series NAV, 500 Index Trust
Average Annual Total Returns
One Year	14.64%
Five Year	1.59%
Ten Year	0.79%
Date of Inception	Oct. 31, 2005